Note 26 - Derivative financial instruments	12 Months Ended
Dec. 31, 2023
III. FINANCIAL RISK MANAGEMENT
Note 26 - Derivative financial instruments

26      Derivative financial instruments

Net fair values of derivative financial instruments

The net fair values of derivative financial instruments, in accordance with IFRS 13, are:

	Year ended December 31,
	2023	2022
Derivatives hedging borrowings and investments	-	6,480
Other derivatives	9,801	24,325
Contracts with positive fair values	9,801	30,805

Other derivatives	(11,150)	(7,127)
Contracts with negative fair values	(11,150)	(7,127)
Total	(1,349)	23,678

Foreign exchange and commodities derivative contracts and hedge accounting

Tenaris applies hedge accounting to certain cash flow hedges of highly probable forecast transactions. The net fair values of exchange rate derivatives and those derivatives that were designated for hedge accounting as of December 31, 2023 and 2022 were as follows:

Purchase currency	Sell currency	Term	Fair Value		Hedge Accounting Reserve
			2023	2022	2023	2022
MXN	USD	2024	-	6,571	-	(67)
USD	MXN	2024	(2,125)	-	-	-
EUR	USD	2024	5,557	1,866	624	(2,786)
USD	EUR	2024 / 2025	(2,966)	20,783	7,142	23,935
USD	BRL	2024	(1,009)	(2,490)	-	-
USD	KWD	2024	(50)	(129)	(388)	-
USD	CAD	2024	(836)	404	-	-
USD	GBP	2024	(51)	(11)	-	-
USD	CNY	2024	(335)	(242)	501	-
RON	USD	2024	261	50	-	-
BRL	USD	2024	49	223	49	-
Others		2024	(49)	13	-	3
Total			(1,554)	27,038	7,928	21,085

Commodity Derivatives	Term	Fair Value		Hedge Accounting Reserve
		2023	2022	2023	2022
Houston Ship Channel Gas	2024	(231)	(814)	(231)	(814)
LME Scrap	2024	1,376	29	1,376	(3,148)
Iron Ore	2024	-	12	-	(1,274)
Electric Energy	2024	(340)	(519)	(340)	(519)
TTF Gas	2024	-	(2,068)	-	(2,207)
PSV Gas	2024	(2,566)	-	(2,566)	-
Nickel	2024	1,966	-	1,966	-
Total		205	(3,360)	205	(7,963)

Following is a summary of the hedge reserve evolution:

	Equity Reserve Dec-2021	Movements 2022	Equity Reserve Dec-2022	Movements 2023	Equity Reserve Dec-2023
Foreign Exchange & Commodities	1,259	11,863	13,122	(4,989)	8,133
Total Cash flow Hedge	1,259	11,863	13,122	(4,989)	8,133

Tenaris estimates that the majority of the cash flow hedge reserve corresponding to derivatives instruments at December 31, 2023 will be recycled to the Consolidated Income Statement during 2024. For information on hedge accounting reserve, see section III.D to these Consolidated Financial Statements.